Lease Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lease Obligation [Abstract]
Schedule of Lease Cost

The following table summarizes operating lease assets and liabilities as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Operating Leases
Right-of-use assets	$148	$168

Operating lease liability, current portion	64	65
Operating lease liability, net of current portion	83	102
Total lease liabilities	$147	$167

Weighted Average Remaining Lease Term (in years)	2.25
Weighted Average Discount Rate	4%

The following is the summary of operating lease assets and liabilities:

	December 31,
	2025	2024
Operating Leases
Right-of-use assets	$167,807	$-

Operating lease liability, current portion	65,156	-
Operating lease liability, net of current portion	102,651	-
Total lease liabilities	$167,807	$-

Weighted Average Remaining Lease Term (in years)	2.5
Weighted Average Discount Rate	4%

Schedule of Maturities of Operating Lease Liabilities

The following table presents the maturity of operating lease liabilities as of March 31, 2026:

March 31,
2026 (remaining 9 months)	$52
2027	69
2028	343
Total lease payments	154
Less: imputed interest	(7)
Total	$147
The following is the summary of future minimum payments as of:
December 31,
2026	$70,579
2027	70,579
2028	35,289
Total lease payments	176,447
Less : imputed interest	(8,640)
Total	$167,807